STOCKHOLDERS' EQUITY AND STOCK-BASED COMPENSATION (Details) (USD $)	1 Months Ended			12 Months Ended				12 Months Ended
	Mar. 31, 2011	Jun. 30, 2010	Apr. 30, 2010	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member] 0.00 to 5.99 [Member]	Dec. 31, 2012 Stock Options [Member] 6.00 to 9.99 [Member]	Dec. 31, 2012 Stock Options [Member] 20.00 to 24.99 [Member]	Dec. 31, 2012 Stock Options [Member] 35.00 or more [Member]	Dec. 31, 2012 Stock Options [Member] Minimum [Member]	Dec. 31, 2011 Stock Options [Member] Minimum [Member]	Dec. 31, 2010 Stock Options [Member] Minimum [Member]	Dec. 31, 2012 Stock Options [Member] Maximum [Member]	Dec. 31, 2011 Stock Options [Member] Maximum [Member]	Dec. 31, 2010 Stock Options [Member] Maximum [Member]
STOCKHOLDERS' EQUITY AND STOCK-BASED COMPENSATION [Abstract]
Number of authorized shares (in shares)	1,520,000,000
Increase in authorized shares (in shares)	70,000,000
Class of Stock [Line Items]
Number of authorized shares classified as common stock (in shares)	1,500,000,000			1,500,000,000		1,500,000,000
Number of authorized shares classified as preferred stock (in shares)	20,000,000			700,000		700,000
Series A noncumulative perpetual preferred stock issued (in shares)		95,000		50,980		50,980
Preferred shares issued to consolidated subsidiary (in shares)		44,020
Remaining preferred shares issued to bank-development company		50,980
Liquidation preference of preferred shares issued (in dollars per share)		$ 100		$ 100		$ 100
Preferred stock, aggregate liquidation preference		$ 9,500,000
Preferred stock, liquidated preference, amount eliminated upon consolidation		4,400,000
Callable period of preferred stock		36 months
Preferred stock callable value plus accrued dividend (in dollars per share)		$ 100
Dividend rate (in hundredths)		6.00%
Offer completed on shares of previously-unissued common stock and warrants (in shares)			2,500,000
Additional common stock purchased (in shares)			1,250,000
Net proceeds from from offering of previously-unissued common stock and warrants			6,800,000
Exercise price per warrant (in dollars per share)			$ 3.50
Warrants issued for the purchase of shares of common stocks (in shares)							75,719
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense								50,000	323,000	655,000	24,000	16,000	301,000
Future compensation expense related to unvested restricted common stock grants								14,000
Period of recognition based on weighted-average remaining vesting period								2 years 10 months 24 days
Tax benefit associated with compensation expense								0	0	0	8,000	6,000	106,000
Unvested restricted common stock [ [Roll Forward]
Unvested, beginning balance (in shares)								20,822	310,216	144,943
Granted (in shares)								0	0	224,720
Vested (in shares)								(6,822)	(240,794)	(28,372)
Forfeited (in shares)								(6,000)	(48,600)	(31,075)
Unvested, ending balance (in shares)								8,000	20,822	310,216
Weighted average grant date fair value [Roll Forward]
Unvested, beginning balance (in dollars per share)								$ 17.21	$ 5.58	$ 22.14
Granted (in dollars per share)								$ 0	$ 0	$ 1.38
Vested (in dollars per share)								$ 17.95	$ 3.58	$ 31.25
Forfeited (in dollars per share)								$ 33.16	$ 10.52	$ 29.00
Unvested, ending balance (in dollars per share)								$ 4.61	$ 17.21	$ 5.58
Expiration period of stock options											7 years
Stock options, number outstanding [Roll Forward]
Outstanding, beginning balance (in shares)											2,163,434	1,745,602	2,504,483
Granted (in shares)												755,000	206,656
Cancelled or expired (in shares)											(846,148)	(337,168)	(955,537)
Exercised				(145,609)	(10,000)						(250,000)		(10,000)
Outstanding, ending balance (in shares)											1,067,286	2,163,434	1,745,602
Exercise price range [Roll forward]
Outstanding, beginning balance (in dollars per share)																				$ 2.01			$ 46.20
Granted (in dollars per share)																			$ 0.06	$ 1.78		$ 0.09	$ 1.96
Cancelled or expired (in dollars per share)																		$ 0.06	$ 1.78	$ 2.01	$ 46.20	$ 37.48	$ 46.20
Exercised (in dollars per share)																		$ 0.06		$ 2.01	$ 0.06		$ 2.01
Outstanding, ending balance (in dollars per share)																		$ 0.06	$ 0.06	$ 1.78	$ 46.20	$ 46.20	$ 46.20
Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning balance (in dollars per share)											$ 13.61	$ 21.53	$ 24.61
Granted (in dollars per share)												$ 0.06	$ 1.95
Cancelled or expired (in dollars per share)											$ 28.22	$ 24.32	$ 25.57
Exercised (in dollars per share)											$ 0.06		$ 2.01
Outstanding, ending balance (in dollars per share)											$ 5.20	$ 13.61	$ 21.53
Aggregate intrinsic value of exercised stock options											0	0	0
Aggregate fair value of stock options granted											0	33,000	255,000
Fair value assumption [Abstract]
Risk free interest rate, minimum (in hundredths)												0.85%	2.01%
Risk free interest rate, maximum (in hundredths)												0.88%	2.62%
Stock price volatility, minimum (in hundredths)												0.99%	0.85%
Stock price volatility, maximum (in hundredths)												1.23%	0.76%
Dividend yield (in hundredths)												0.00%	0.00%
Expected option life, minimum												5 years	4 years 6 months
Expected option life, maximum												3 years 4 months 13 days	5 years
Weighted average remaining contractual life											2 years 5 months 20 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding (in shares)											1,067,286			821,894	52,140	183,887	9,365
Weighted average exercise price (in dollars per share)											$ 5.20			$ 0.91	$ 6.04	$ 22.03	$ 46.20
Weighted average remaining contractual life														2 years 7 months 14 days	3 years 1 month 5 days	1 year 7 months 29 days	1 year
Cash received from optionees upon exercise of stock options											4,000	20,000	0
Tax benefits realized from exercise of stock options											$ 0	$ 0	$ 0